Note 10 - Investments in Non Consolidated Companies and Other Investments	12 Months Ended
Dec. 31, 2010
Investments in and Advances to Affiliates Schedule of Investments [Abstract]
Note 10 - Investments in Non-Consolidated Companies and Other Investments [Text Block]

10. Investments in Non-Consolidated Companies and Other Investments

Petrobras conducts portions of its business through investments in companies accounted for using the equity and cost methods. These non-consolidated companies are primarily engaged in the petrochemicals and product transportation businesses.

		Investments
	Total ownership	2010	2009

Equity method	20% - 50% (1)	5,957	3,988
Investments at cost		355	362
Total		6,312	4,350

(1) As described further in this Note, certain thermoelectrics with ownership of 10% to 50% are also accounted as equity investments due to particularities of significant influence.

At December 31, 2010, the Company had investments interest of 36.1% with balance of US$2,867 in Braskem S.A., that were recorded according to equity method.

The Company also has investments in companies for the purpose of developing, constructing, operating, maintaining and exploring thermoelectric plants included in the federal government's Priority Thermoelectric Energy Program, with equity interests of between 10% and 50%. The balance of these investments as of December 31, 2010 and 2009 includes US$118 and US$110 respectively, and are included as equity method investments due to the Company's ability to exercise significant influence over such operations.